Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2019	2018
Cash and cash equivalents	$1,446	$1,406
Restricted cash	7,185	502
Cash, cash equivalents and restricted cash	$8,631	$1,908